Financial instruments - Other financial income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Interest income arising from financial assets using effective interest method	€ 4,424	€ 2,435	€ 9,263
Interest expense from financial liabilities not measured at FVtPL	€ (14,442)	€ (11,699)	€ (11,739)